Inventory (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Details
Inventory - finished goods		$ 136,534	$ 218,592
Inventory - parts		167,613	89,621
Gross inventory		304,147	308,213
Provision for losses and obsolescence		(65,870)	(76,260)
Net inventory	$ 240,973	$ 231,532	$ 231,953